Note 34 - Business combinations (Tables)	12 Months Ended
Dec. 31, 2024
Mattrs Pipe Coating Business Unit [Member]
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combination [text block]

Fair value of acquired assets and liabilities as of acquisition date (November 30, 2023) in Millions of USD:	Final	Preliminary
Property, Plant and Equipment	115	126
Intangible assets	14	29
Working capital	(2)	(13)
Cash and Cash Equivalents	20	21
Provisions	(7)	(7)
Other assets and liabilities, net	11	13
Net assets acquired	152	169